Software—Net	6 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Software—Net	SOFTWARE—NET
Software—net consisted of the following:

(in thousands)	December 31, 2020	June 30, 2020
Software	$13,003	$10,999
Work in progress	2,640	1,922
Total	15,643	12,921
Less accumulated amortization	(5,558)	(4,522)
Software—net	$10,085	$8,399
Work in progress as of December 31, 2020 and June 30, 2020, primarily represents costs incurred for software not yet put into service and are not yet being depreciated. For the three months ended December 31, 2020 and 2019, the Company capitalized internal-use software and website development costs of $1.6 million and $1.2 million, respectively, and recorded amortization expense of $0.8 million and $0.4 million, respectively. For the six months ended December 31, 2020 and 2019, the Company capitalized internal-use software and website development costs of $3.2 million and $2.4 million, respectively, and recorded amortization expense of $1.7 million and $0.7 million, respectively.
SOFTWARE—NET
Software—net consisted of the following as of June 30 :

(in thousands)	2020	2019
Software	$10,999	$7,067
Work in progress	1,922	1,876
Total	12,921	8,943
Less accumulated amortization	(4,522)	(4,048)
Software—net	$8,399	$4,895
Work in progress as of June 30, 2020 and June 30, 2019, primarily represents costs incurred for software not yet put into service and are not yet being depreciated. For the years ended June 30, 2020, 2019, and 2018, the Company capitalized internal-use software and website development costs of $5.8 million, $4.1 million, and $0.4 million, respectively, and recorded amortization expense of $2.2 million, $0.9 million, and $0.6 million, respectively.